Stock Compensation Plan	12 Months Ended
Dec. 31, 2011
Stock Compensation Plan [Abstract]
Stock Compensation Plan

NOTE 19 - STOCK COMPENSATION PLAN

In 2004, upon shareholder approval, the Company adopted an Omnibus Stock Ownership and Long Term Incentive Plan (the "Stock Plan"). The Stock Plan authorizes the grant of options and awards of restricted stock to certain of our employees for up to 400,000 shares of the Company's common stock from time to time during the term of the Stock Plan, subject to adjustments upon change in capitalization. The Stock Plan is administered by the Compensation Committee of the Board of Directors of the Company.

As of December 31, 2010, there were 71,676 options outstanding with a weighted average exercise price of $13.97. In 2011, all of these options were cancelled.

Restricted stock awards included in the Stock Plan vest after the first three consecutive periods during which the Bank's return on average assets (ROAA) averages 1.15%. At December 31, 2010, none of the restricted stock had vested; therefore, no compensation expense related to the vesting was recognized. All ungranted restricted stock awards expire in 2014.

During 2011, the Company cancelled these restricted stock awards, which is reflected in our Statement of Shareholders Equity.